Provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions, beginning	R$ 1,610,784	R$ 1,448,493	R$ 1,252,302
Additional provisions	249,223	421,878	250,374
Interest and inflation adjustment	205,220	274,666	216,855
Use of the accrual	(91,343)	(412,852)	(144,847)
Amounts not used (reversal)	(147,452)	(121,401)	(126,191)
Provisions, ending	1,826,432	1,610,784	1,448,493
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	151,023	168,258	160,705
Additional provisions	39,272	12,258	32,996
Interest and inflation adjustment	32,299	21,316	29,685
Use of the accrual	(34,437)	(29,363)	(30,972)
Amounts not used (reversal)	(12,902)	(21,446)	(24,156)
Provisions, ending	175,255	151,023	168,258
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	257,080	477,854	410,734
Additional provisions	114,084	78,481	92,135
Interest and inflation adjustment	18,380	56,934	90,788
Use of the accrual	(54,905)	(309,321)	(71,238)
Amounts not used (reversal)	(366)	(46,868)	(44,565)
Provisions, ending	334,273	257,080	477,854
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	99,462	95,601	86,083
Additional provisions	77,082	22,485	15,477
Interest and inflation adjustment	32,483	13,708	12,850
Use of the accrual	(16,810)	(9,248)	(10,056)
Amounts not used (reversal)	(64,181)	(23,084)	(8,753)
Provisions, ending	128,036	99,462	95,601
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	79,532	57,509	59,678
Additional provisions	19,807	18,216	8,630
Interest and inflation adjustment	6,082	7,837	8,054
Use of the accrual	(721)	(1,568)	(15,133)
Amounts not used (reversal)	(2,930)	(2,462)	(3,720)
Provisions, ending	101,770	79,532	57,509
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	654,277	349,962	316,880
Additional provisions	99,926	307,352	100,245
Interest and inflation adjustment	70,927	131,139	36,373
Use of the accrual	(42,214)	(76,884)	(66,220)
Amounts not used (reversal)	(55,783)	(57,292)	(37,316)
Provisions, ending	727,133	654,277	349,962
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	406,872	331,326	249,582
Additional provisions	50,950	38,632	40,477
Interest and inflation adjustment	49,173	48,511	50,957
Use of the accrual		(300)	(33)
Amounts not used (reversal)	(14,255)	(11,297)	(9,657)
Provisions, ending	492,740	406,872	331,326
Subtotal Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	1,648,246	1,480,510	1,283,662
Additional provisions	401,121	477,424	289,960
Interest and inflation adjustment	209,344	279,445	228,707
Use of the accrual	(149,087)	(426,684)	(193,652)
Amounts not used (reversal)	(150,417)	(162,449)	(128,167)
Provisions, ending	1,959,207	1,648,246	1,480,510
Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Provisions, beginning	(37,462)	(32,017)	(31,360)
Additional provisions	(151,898)	(55,546)	(39,586)
Interest and inflation adjustment	(4,124)	(4,779)	(11,852)
Use of the accrual	57,744	13,832	48,805
Amounts not used (reversal)	2,965	41,048	1,976
Provisions, ending	R$ (132,775)	R$ (37,462)	R$ (32,017)